CONSOLIDATED STATEMENT OF CASH FLOW (Parenthetical) item in Millions, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) item	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)
CONSOLIDATED STATEMENT OF CASH FLOW
Gain on sale of investments in associates			$ 33,253
Gain on the winding up of investments in joint ventures			8,927
Gain on sale of investments in subsidiaries			35,736
Transfer of loans and returned goods to assets held for sale and inventories		$ 508,040	$ 508,441	$ 521,718
Arrendamiento Operativo CIB SAC – Renting Peru
CONSOLIDATED STATEMENT OF CASH FLOW
Percentage of ownership interests sold	100.00%
Proceeds from the sale of interests in subsidiary	$ 21.8
BNP Paribas
CONSOLIDATED STATEMENT OF CASH FLOW
Number of vehicles in operational leasing | item	1
Relsa
CONSOLIDATED STATEMENT OF CASH FLOW
Number of years of operations in the Peruvian market	15 years
Grupo Agromercantil Holding S.A.
CONSOLIDATED STATEMENT OF CASH FLOW
Percentage of common stock acquired		40.00%